Statements of Cash Flows (unaudited) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017
OPERATING ACTIVITIES
Net Income	$ (1,000)	$ (3,500)	$ (9,232)
Adjustments to reconcile Net Income to net cash provided by operations:
Increase (decrease) in Accounts Payable and Accrued Expenses			1,815
Net cash provided by Operating Activities	(1,000)	(3,500)	(7,417)
FINANCING ACTIVITIES
Proceeds received for the Issuance of Common Stock	1,000	6,000	4,000
Due to (from) related party			1,500
Net cash provided (used) by Financing Activities	1,000	6,000	5,500
Net increase (decrease) in Cash for period		2,500	(1,917)
Cash at beginning of period	2,500	2,500	2,500
Cash at end of period	2,500	2,500	583
Supplemental Cash Flow Information and noncash Financing Activities:
Cash paid for interest
Cash paid for income taxes